STOCKHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 25, 2022	Jun. 30, 2022	Jan. 19, 2022	Dec. 20, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Oct. 18, 2022	Sep. 20, 2022	Mar. 06, 2022
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues									$ 501
Increase in authorized capital stock		150,000,000
Sale of Stock, Percentage of Ownership after Transaction			89.00%
Par value per share of preferred stock		$ 0.01
Share-based compensation on stock options granted to a service provider							$ 58	$ 0
Officer [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	370,014
Options granted, exercise price per share	$ 0.0624
Options vesting period	36 months
Manuka Ltd [Member]
Class of Stock [Line Items]
Percentage of outstanding shares acquired			89.00%			89.00%
Manuka Ltd [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Percentage of outstanding shares acquired												89.00%
Common Stock [Member] | Manuka Ltd [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						33,791,641
Blank Check Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		200,000
Par value per share of preferred stock		$ 0.01
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		110,000
Par value per share of preferred stock			$ 0.01			$ 0.01	$ 0.01
Number of common shares issued upon conversion of preferred stock			600			600	600				110,000
Number of shares issued and converted into common stock											66,000,000
Series D Convertible Preferred Stock [Member] | Manuka Ltd [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						110,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		1,000
Par value per share of preferred stock							$ 0.01
Number of common shares issued upon conversion of preferred stock							1,453.65
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares issued and converted into common stock										453
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Par value per share of preferred stock							$ 0.01		$ 0.01
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		250
Par value per share of preferred stock							$ 0.01
Number of common shares issued upon conversion of preferred stock							1,000
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares issued and converted into common stock										250
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Par value per share of preferred stock							$ 0.01		$ 0.01
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues					$ 500
Sale of Stock, Percentage of Ownership after Transaction					17.24%
Securities Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					5,439,650
Securities Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					18,966
Agreement with a services provider [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent				2.25%
Number of common stock issued upon exercise of options						2,242,509